                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02995

                             NRM Investment Company
               (Exact name of registrant as specified in charter)

         NRM Investment Company
      Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont,                               PA 19010
(Address of principal executive offices)                              (Zip code)

                             Mr. John H. McCoy, Jr.
                             NRM Investment Company
                           Rosemont Business Campus #3
                919 Conestoga Road, Suite 112, Rosemont, PA 19010
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 527-7009

Date of fiscal year end: August 31st

Date of reporting period: May 31, 2006

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Form N-Q ITEM 1
NRM INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
AS OF 5/31/2006

                                                                                                     05/31/06
                FACE
               VALUE
                 IN                                                             CALL                  MARKET         AS A
  CUSIP      THOUSANDS             DESCRIPTION             STATE   MATURITY     DATE      RATE        VALUE       PERCENTAGE
----------   ---------   -------------------------------   -----   --------   --------   ------   -------------   ----------
                     -   -                                 -              -          -        -               -
                         SHORT TERM
60934N542      377.508   FEDERATED PA MUNI                 PA                                           377,508
                                                                                                  -------------
                         TOTAL SHORT TERM                                                               377,508         2.56%
                                                                                                  -------------
                         MUNICIPAL BONDS
                         GENERAL OBLIGATION BONDS
717880Q68          200   PHILA SD PA GO                    PA      04/01/10               5.000%        209,106
709141EE1          265   PENNSYLVANIA STATE                PA      09/15/10    3/15/07    5.125%        271,821
118565QR4          100   BUCKS CTY                         PA      06/15/11    6/15/09    5.000%        103,806
725209CV0          250   PITTSBURGH                        PA      09/01/12     3/1/12    5.000%        262,823
084509HP6          100   BERKS COUNTY                      PA      11/15/14   11/15/08    5.000%        102,422
7178807S1          300   PHILA SD PA GO                    PA      08/01/15     8/1/12    5.625%        329,094
531666AP0          170   LICKING CTY                       OH      12/01/16    12/1/12    5.375%        182,628
725276Z36          250   PITTSBURGH                        PA      09/01/17               5.500%        279,100
303820XF6          135   FAIRFAX CTY                       VA      12/01/17    12/1/07    5.500%        141,306
                                                                                                  -------------
                         TOTAL GENERAL OBLIGATION BONDS                                               1,882,105        12.77%
                                                                                                  -------------
                         HOUSING BONDS
38624LAP4          365   GRAND RAPIDS                      MI      06/01/08     6/1/06    6.600%        365,482
675903BG2           32   ODESSA HFC                        TX      11/01/11    11/1/05    8.450%         32,263
130329LV5           45   CALIF HSG FIN AG                  CA      02/01/14              10.250%         46,426
641270K85            5   NEVADA HSG                        NV      10/01/15               7.350%          5,001
60415MWC4           70   MINN ST HSG                       MN      01/01/17     1/1/07    5.950%         71,336
419818FC8           50   HAWAII ST HSG                     HI      07/01/17     7/1/07    5.450%         51,084
91755GM98           10   UTAH ST HSG SFM                   UT      01/01/18               6.300%         10,009
34073MFC1          100   FLORIDA ST                        FL      12/01/18    12/1/08    5.250%        102,283
                                                                                                  -------------
                         TOTAL HOUSING BONDS                                                            683,884         4.64%
                                                                                                  -------------

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
                         OTHER REVENUE BONDS
750599BW1          500   RADNOR TOWNSHIP S.D.              PA      03/15/07               5.750%        508,255
701382HO7          170   PARKLAND SCHOOL DISTRICT          PA      09/01/07               5.000%        186,793
613609TG1          500   MONTGOMERY COUNTY IDA             PA      11/01/10               5.000%        524,730
709117NRT3         500   PA HGH ED                         PA      05/01/11               5.500%        522,750
717823T99          430   PHILA GAS WORKS                   PA      08/01/11               5.000%        452,081
017292VN0          100   ALLEGHENY CTY                     PA      11/01/11               5.000%        105,858
70917NBE3          175   PA HGH ED                         PA      01/01/12     7/1/08    5.250%        180,182
70917NEY6          100   PA HGH ED                         PA      07/01/12     7/1/09    5.375%        104,612
708836FF3          500   PA INFRASTRUCTURE INVEST AUTH.    PA      09/01/12               5.000%        532,450
468451MM8          100   JACKSON REDEVEL                   MS      04/01/13    10/1/05    5.700%        100,119
709141ZB1          375   PENNSYLVANIA STATE-FIRST SERIES   PA      07/01/13               5.000%        398,603
41473EBB6          100   HARRISBURG RECOVERY               PA      09/01/13     9/1/08    5.000%        103,816
772249JX7          125   ROCK HILL UTILITY                 SC      01/01/14     1/1/10    5.125%        130,975
717893PF2          250   PHILADELPHIA WATER                PA      07/01/14               5.000%        266,740
717893NB3          250   PHILA WASTEWATER                  PA      11/01/14    11/1/12    5.250%        267,788
709221JS5          230   PA STATE TPK                      PA      12/01/14    12/1/08    5.250%        239,125
709221JT3          200   PA STATE TPK                      PA      12/01/15    12/1/08    5.250%        207,616
771614FB5          100   ROCHESTER                         MN      02/01/16     2/1/10    5.750%        106,381
01728RBJ7          150   ALLEGHENY CTY                     PA      03/01/16    6/15/12    5.500%        166,205
972369FF4          425   WILSON SCHOOL DISTRICT            PA      05/15/16    5/15/12    5.000%        455,868
677519T75          250   OHIO STATE                        OH      06/01/16     6/1/11    5.500%        265,680
70917NQL1          100   PA HGH ED                         PA      06/15/16    6/15/12    5.000%        104,545
717823J58          250   PHILA GAS WORKS                   PA      08/01/16     8/1/13    5.250%        266,223
71781QAQ1          100   PHILA IDA                         PA      02/15/17    2/15/07    5.400%        103,148
756872BP1          300   RED RIVER ED FIN AUTH             TX      08/15/17    2/15/10    6.000%        319,761
246352CH9          100   DELAWARE RIVER PORT AUTH          PA      01/01/18     1/1/10    5.750%        106,316
517704AZ5          100   LAS VEGAS CONVENTION              NV      07/01/18     7/1/09    5.750%        106,822
756872BQ9          150   RED RIVER ED FIN AUTH             TX      08/15/18    2/15/10    6.000%        159,615
5945536E4          100   MICHIGAN ST LOC GOVT              MI      12/01/18    12/1/06    6.125%        101,106
726030DH9          320   PLACER CTY CA WATER               CA      07/01/19     7/1/09    5.500%        340,778
107431BK3          100   BREVARD CTY                       FL      07/01/21     7/1/06    5.500%        102,137
489645LU3          500   KENNETT SD                        PA      02/15/19               5.250%        533,010
                                                                                                  -------------
                         TOTAL OTHER REVENUE BONDS                                                    8,070,084        54.76%
                                                                                                  -------------

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
             TOTAL MUNICIPAL BONDS                                                                   10,636,072        72.17%

             PREFERRED STOCKS
             SHARES
780097754        20000   ROYAL BANK OF SCOTLAND GR PLC                                                  499,000
007924400        15000   AEGON NV 6.50%                                                                 361,050
125581207        15000   CIT GROUP PFD 6.35%                                                            369,150
40428H862        20000   HSBC USA 1/40 SER H                                                            502,400
G7293H189        12500   PRUDENTIAL PLC 6.50%                                                           300,875
06739F390        20000   BARCLAYS BANK PLC                                                              496,000
38144X500        15000   GOLDMAN SACHS 1/1000 B                                                         372,000
                                                                                                  -------------
                         TOTAL PREFERRED STOCKS                                                       2,900,475        19.68%

             ENHANCED APPRECIATION SECURITIES
90261KJP6          750   UBS EAS ZERO COUPON                       06/30/06               0.000%        823,125
                                                                                                  -------------
             TOTAL ENHANCED APPRECIATION SECURITIES                                                     823,125         5.59%
                                                                                                  -------------
             TOTAL PORTFOLIO                                                                         14,737,180       100.00%
                                                                                                  =============

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                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    05/31/06

                                     Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL
REPORTING:

GENERAL

The Fund has no employees and Fund's various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund's President and/or Board of Directors and the various third party service providers.

ACCOUNTING

The Fund's accounting functions has been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

INVESTING

Prior to November 30, 2005 the Fund's investment advisory contract was on a non-discretionary basis. The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. Subsequent to November 30 the investment advisory contract was on a discretionary basis. Quarterly reporting to the Board is required.

LEGAL AND COMPLIANCE

The Fund's attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

In addition, he provides assistance to Mr. Keefe, who also serves as the Fund's compliance officer.

Both Mr. Fackenthal and Mr. Keefe have direct access to the Board of Director and the Fund's President.

                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    02/28/06

                                    Item III

                                  CERTIFICATION

I, John H. McCoy, President and Chief Financial Officer of NRM Investment Company, certify that:

1. I have reviewed this report on Form N-Q of NRM Investment Company.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant is made known to me, particularly during the period in which this report is being prepared and that such information is timely recorded, processed, summarized and reported;

     (b) Designed such internal control over financial reporting, or cause such internal control over financial reporting to be designed under my supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report, based on such evaluation;

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors and Board of Directors:

     (a) All significant deficiencies and material weaknesses in the design and operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other individuals or entities who have a significant role in the registrant's internal control over financial reporting.

Date: July 28, 2006


By: /s/ John H. McCoy
--------------------------------------
John H. McCoy
President and Chief Financial Officer